UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21327

Dreyfus Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/28/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Balanced Opportunity Fund
February 28, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--30.5%	Rate (%)	Date	Amount ($)		Value ($)
Asset - Backed Certificates--.2%
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	135,456	a	136,683
CNH Equipment Trust,
Ser. 2010-B, Cl. B	3.12	2/15/17	395,000		395,243
Securitized Asset Backed
Receivables, Ser. 2005-FR2,
Cl. M1	0.70	3/25/35	11,329	a	11,291
					543,217
Asset-Backed Ctfs./Auto Receivables--1.0%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	315,000	b	325,604
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. B	2.04	9/8/15	230,000		228,813
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. B	3.72	11/17/14	480,000		496,161
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. C	5.19	8/17/15	275,000		295,448
Americredit Prime Automobile
Receivable, Ser. 2007-1, Cl. B	5.35	9/9/13	210,000		215,339
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	75,000		77,959
Ford Credit Auto Owner Trust,
Ser. 2010-A, Cl. C	3.22	3/15/16	310,000		317,641
Franklin Auto Trust,
Ser. 2008-A, Cl. B	6.10	5/20/16	235,000	b	244,765
Santander Drive Auto Receivables
Trust, Ser. 2010-1, Cl. A3	1.84	11/17/14	505,000		511,162
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. B	2.05	5/15/15	95,000		94,957
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	100,000		100,342
Santander Drive Auto Receivables
Trust, Ser. 2010-B, Cl. C	3.02	10/17/16	330,000	b	330,527
					3,238,718
Asset-Backed Ctfs./Home Equity Loans--.2%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	117,141	a	118,760
Bear Stearns Asset Backed
Securities Trust,
Ser. 2005-EC1, Cl. A2	0.51	11/25/35	47,622	a	46,898
Bear Stearns Asset Backed
Securities Trust,
Ser. 2005-HE7, Cl. M1	0.78	7/25/35	223,340	a	213,382
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. M1	0.69	5/25/35	35,130	a	35,041
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.71	7/25/35	32,826	a	32,720
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	0.39	1/25/36	3,293	a	3,265
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.52	11/25/35	151,767	a	149,737
					599,803

Commercial Mortgage Pass-Through Ctfs.--2.0%
American Tower Trust,
Ser. 2007-1A, Cl. AFX	5.42	4/15/37	225,000	b	242,442
Banc of America Commercial
Mortgage, Ser. 2004-6, Cl. A5	4.81	12/10/42	575,000		608,631
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26,
Cl. A4	5.47	1/12/45	335,000	a	361,129
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-T22,
Cl. A4	5.52	4/12/38	275,000	a	301,245
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW17,
Cl. AAB	5.70	6/11/50	275,000		292,111
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T28,
Cl. A4	5.74	9/11/42	175,000	a	190,868
Commercial Mortgage Pass-Through
Certificates, Ser. 2010-C1,
Cl. B	5.24	7/10/46	180,000	a,b	185,951
Commercial Mortgage Pass-Through
Certificates, Ser. 2010-C1,
Cl. C	5.80	7/10/46	125,000	a,b	132,497
Extended Stay America Trust,
Ser. 2010-ESHA, Cl. A	2.95	11/5/27	453,062	b	449,879
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. E	2.67	3/6/20	560,000	a,b	544,256
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2010-CNTR, Cl. B	5.02	8/5/32	790,000	b	770,048
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. ASB	5.51	12/12/44	131,106	a	138,860
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. B	7.15	12/5/27	100,000	b	115,446
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.45	12/5/27	435,000	a,b	506,464
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.21	11/12/37	10,680	a	10,735
Morgan Stanley Capital I,
Ser. 2011-C1, Cl. C	5.24	9/15/47	260,000	b	265,167
RBSCF Trust,
Ser. 2010-MB1, Cl. B	4.64	4/15/24	480,000	a,b	504,804
RBSCF Trust,
Ser. 2010-MB1, Cl. C	4.67	4/15/24	125,000	a,b	129,446
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	5.98	8/15/39	415,000	a	451,713
Vornado,
Ser. 2010-VN0, Cl. B	4.74	9/13/28	150,000	b	149,434
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	21,490		21,687
					6,372,813
Consumer Staples--.4%
Altria Group,
Gtd. Notes	9.70	11/10/18	320,000		422,048
Altria Group,
Gtd. Notes	10.20	2/6/39	145,000		205,681

Anheuser-Busch InBev Worldwide,
Gtd. Notes	8.20	1/15/39	145,000	b	195,425
Anheuser-Busch,
Gtd. Notes	5.05	10/15/16	90,000		97,776
Diageo Capital,
Gtd. Bonds	4.83	7/15/20	195,000		204,084
Kraft Foods,
Sr. Unscd. Notes	6.88	2/1/38	180,000		202,588
					1,327,602
Diversified Financial Services--2.2%
American Express Credit,
Sr. Unscd. Notes	5.13	8/25/14	195,000		210,929
American Express Credit,
Sr. Unscd. Notes, Ser. C	7.30	8/20/13	230,000		259,156
Ameriprise Financial,
Sr. Unscd. Notes	5.30	3/15/20	75,000		79,947
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	695,000		724,255
Bank of America,
Sr. Unscd. Notes	7.38	5/15/14	390,000		444,352
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	250,000		316,242
Capital One Financial,
Sr. Unscd. Notes	6.75	9/15/17	185,000		213,817
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	145,000		150,597
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	200,000		214,507
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	405,000		444,762
Citigroup,
Unscd. Notes	8.50	5/22/19	200,000		248,545
ERAC USA Finance,
Gtd. Notes	5.60	5/1/15	90,000	b	98,206
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	90,000	b	101,209
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	300,000	b	328,660
General Electric Capital,
Sr. Unscd. Notes	4.38	9/21/15	395,000		414,677
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	185,000		210,193
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	475,000	b	505,790
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	135,000		150,370
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	30,000		32,000
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	335,000		339,976
Morgan Stanley,
Sr. Unscd. Notes	6.60	4/1/12	95,000		100,778
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	220,000	b	244,951
Royal Bank of Scotland,
Bank Gtd. Notes	6.13	1/11/21	325,000		330,887
UBS,
Sr. Unscd. Notes	4.88	8/4/20	250,000		252,789
Wells Fargo Capital XIII,
Gtd. Cap. Secs.	7.70	12/29/49	410,000	a	423,325
					6,840,920

Foreign/Governmental--.4%
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	85,000		93,264
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	100,000		118,700
Republic of Peru,
Sr. Unscd. Bonds	6.55	3/14/37	445,000		491,725
Russia Foreign Bond,
Sr. Unscd. Bonds	5.00	4/29/20	480,000	b	481,440
					1,185,129
Industrial--.3%
Allied Waste North America,
Gtd. Notes, Ser. B	7.13	5/15/16	80,000		83,490
Hutchison Whampoa International,
Gtd. Notes	5.75	9/11/19	305,000	b	331,422
Hutchison Whampoa International,
Gtd. Notes	7.63	4/9/19	100,000	b	120,829
Waste Management,
Gtd. Notes	7.38	5/15/29	170,000		203,163
Waste Management,
Gtd. Notes	7.75	5/15/32	170,000		211,451
					950,355
Insurance--.7%
ACE INA Holdings,
Gtd. Notes	5.80	3/15/18	45,000		49,959
Allstate,
Sr. Unscd. Debs.	6.75	5/15/18	220,000		253,241
AON,
Sr. Unscd. Notes	3.50	9/30/15	165,000		165,729
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	169,000		163,922
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	168,000		178,329
Lincoln National,
Sr. Unscd. Notes	8.75	7/1/19	205,000		258,655
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	180,000		221,907
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	205,000		261,294
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	260,000		278,622
Willis North America,
Gtd. Notes	6.20	3/28/17	215,000		225,235
Willis North America,
Gtd. Notes	7.00	9/29/19	245,000		269,235
					2,326,128
Materials--.2%
Arcelormittal,
Sr. Unscd. Notes	5.25	8/5/20	240,000	c	238,950
Dow Chemical,
Sr. Unscd. Notes	4.25	11/15/20	110,000		106,422
Teck Resources,
Sr. Scd. Notes	10.75	5/15/19	235,000		303,190
					648,562
Media & Telecommunications--1.4%
AT&T,
Sr. Unscd. Notes	6.55	2/15/39	355,000		379,529
CBS,
Gtd. Notes	5.90	10/15/40	65,000		61,817
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	5.55	2/1/14	180,000		199,117

Comcast,
Gtd. Bonds	6.40	5/15/38	195,000		203,628
Comcast,
Gtd. Notes	6.50	11/15/35	135,000		142,812
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	355,000	b	397,195
DirecTV Holdings,
Gtd. Notes	6.00	8/15/40	370,000		363,217
NBC Universal,
Sr. Unscd. Notes	5.15	4/30/20	240,000	b	247,857
News America,
Gtd. Notes	6.65	11/15/37	435,000		467,791
News America,
Gtd. Notes	6.90	8/15/39	185,000		207,717
Reed Elsevier Capital,
Gtd. Notes	8.63	1/15/19	240,000		305,120
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	410,000		428,709
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	265,000		292,113
Time Warner,
Gtd. Notes	5.88	11/15/16	276,000		309,121
Time Warner,
Gtd. Debs.	6.10	7/15/40	75,000		75,971
Time Warner,
Gtd. Debs.	6.20	3/15/40	125,000		127,806
Verizon Communications,
Sr. Unscd. Notes	6.35	4/1/19	70,000		80,429
					4,289,949
Municipal Bonds--.4%
California,
GO (Build America Bonds)	7.55	4/1/39	255,000		275,423
Illinois,
GO	4.42	1/1/15	270,000		270,089
Los Angeles Department of Water
and Power, Revenue (Build
America Bonds)	5.72	7/1/39	120,000		112,003
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Build America Bonds)	6.09	11/15/40	10,000		9,857
Metropolitan Transportation
Authority, Revenue (Build
America Bonds)	6.55	11/15/31	225,000		227,842
New York City,
GO (Build America Bonds)	5.99	12/1/36	250,000		253,443
					1,148,657
Office And Business Equipment--.1%
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	75,000		78,817
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	105,000		113,647
					192,464
Oil & Gas--.4%
Enterprise Products Operating,
Gtd. Notes	5.95	2/1/41	155,000		151,279
EQT,
Sr. Unscd. Notes	8.13	6/1/19	225,000		267,165
Hess,
Sr. Unscd. Notes	5.60	2/15/41	105,000		101,956
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	205,000		212,529
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	215,000		215,403

Plains All American Pipeline,
Gtd. Notes	5.75	1/15/20	245,000		263,555
Valero Energy,
Gtd. Notes	6.13	2/1/20	130,000	c	140,498
					1,352,385
Real Estate--.7%
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	245,000		269,584
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	45,000		50,387
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	195,000		235,470
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	100,000		110,214
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	260,000		284,048
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	255,000		268,599
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	135,000		146,420
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	100,000		103,129
Regency Centers,
Gtd. Notes	5.88	6/15/17	205,000		222,676
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	224,000		263,740
WEA Finance,
Gtd. Notes	7.13	4/15/18	295,000	b	342,881
					2,297,148
Residential Mortgage Pass-Through Ctfs.--.0%
CS First Boston Mortgage
Securities, Ser. 2005-6,
Cl. 1A2	0.53	7/25/35	144,621	a	131,168

Retail--.3%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	225,000		248,032
CVS Pass-Through Trust,
Pass Thru Certificates	8.35	7/10/31	214,029	b	259,564
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	212,000		215,662
Staples,
Gtd. Notes	9.75	1/15/14	170,000		205,484
					928,742
U.S. Government Agencies--.8%
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	855,000	d	952,562
Federal National Mortgage
Association, Notes	1.63	10/26/15	1,590,000	d	1,547,863
					2,500,425
U.S. Government Agencies/Mortgage-Backed--8.7%
Federal Home Loan Mortgage Corp.:
4.50%, 2/1/39 - 2/1/40			1,451,249	d	1,484,284
5.00%, 1/1/23 - 8/1/39			3,789,516	d	3,987,773
5.50%, 4/1/22 - 7/1/40			4,738,768	d	5,074,664
6.00%, 3/1/38			352,562	d	383,545
Federal National Mortgage Association:
4.50%, 2/1/38 - 2/1/39			2,334,042	d	2,383,358
5.00%, 8/1/20 - 4/1/40			6,266,752	d	6,626,133
5.50%, 9/1/34 - 7/1/40			5,294,825	d	5,683,447
6.00%, 5/1/22 - 5/1/39			1,094,551	d	1,197,014
8.00%, 3/1/30			142	d	166
Government National Mortgage Association I
5.50%, 4/15/33			120,647		131,697
					26,952,081

U.S. Government Securities--9.5%
U.S. Treasury Bonds:
3.88%, 8/15/40			800,000	718,375
6.13%, 11/15/27			400,000	497,188
U.S. Treasury Notes:
1.38%, 9/15/12			13,160,000	13,341,976
2.13%, 5/31/15			5,950,000	6,035,067
2.38%, 7/31/17			2,975,000	2,927,120
2.63%, 8/15/20			6,570,000	6,176,825
				29,696,551
Utilities--.6%
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 07-A	6.30	8/15/37	370,000	418,005
Duke Energy Carolinas,
First Mortgage Bonds	5.25	1/15/18	95,000	104,828
Enel Finance International,
Gtd. Notes	5.70	1/15/13	185,000b	196,552
Exelon Generation,
Sr. Unscd. Notes	4.00	10/1/20	210,000	195,850
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	223,000	254,580
Nevada Power,
Mortgage Notes	6.50	8/1/18	90,000	103,749
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	55,000	62,777
NiSource Finance,
Gtd. Notes	6.40	3/15/18	230,000	258,598
Potomac Electric Power,
First Mortgage Bonds	6.50	11/15/37	200,000	231,683
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	25,000	28,648
				1,855,270
Total Bonds and Notes
(cost $92,624,452)				95,378,087

Common Stocks--69.0%			Shares	Value ($)
Consumer Discretionary--10.0%
Amazon.com			3,610e	625,577
Autoliv			10,010	749,649
Carnival			54,993	2,346,551
CBS, Cl. B			36,970	882,104
DIRECTV, Cl. A			29,990e	1,378,640
Ford Motor			130,350e	1,961,768
General Motors			30,104	1,009,387
Guess?			14,140	640,401
Home Depot			37,594	1,408,647
Johnson Controls			36,000	1,468,800
Mattel			49,070	1,229,694
Newell Rubbermaid			142,380	2,753,629
News, Cl. A			99,720	1,732,136
NVR			580e	422,159
Omnicom Group			105,200	5,354,680
Stanley Black & Decker			15,080	1,143,516
Staples			20,500	436,650
Time Warner			74,913	2,861,677
Toll Brothers			21,930e	466,232
Viacom, Cl. B			17,320	773,511
Walt Disney			35,370	1,547,084
				31,192,492
Consumer Staples--5.2%
CVS Caremark			41,031	1,356,485
Dr. Pepper Snapple Group			30,090	1,085,045
Energizer Holdings			35,540e	2,375,138
Nestle, ADR			22,500	1,273,950
PepsiCo			67,625	4,288,778
Philip Morris International			33,371	2,095,031
Unilever, ADR			86,820	2,578,554
Walgreen			26,560	1,151,110
				16,204,091

Energy--10.9%
Alpha Natural Resources	21,100c,e	1,144,042
Anadarko Petroleum	39,170	3,205,281
Apache	9,330	1,162,705
Cameron International	28,150e	1,664,509
Chevron	30,034	3,116,027
ENSCO, ADR	20,130	1,129,293
EOG Resources	18,600	2,088,966
Exxon Mobil	23,810	2,036,469
Halliburton	27,470	1,289,442
Hess	25,562	2,224,661
Newfield Exploration	18,260e	1,329,145
Occidental Petroleum	69,030	7,038,989
Peabody Energy	7,870	515,406
QEP Resources	23,740	938,917
Schlumberger	44,640	4,170,269
Valero Energy	31,600	890,488
		33,944,609
Exchange Traded Funds--.5%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	12,530c	1,668,370

Financial--13.9%
American Express	49,770	2,168,479
Ameriprise Financial	22,370	1,416,468
AON	21,650	1,139,656
Bank of America	335,730	4,797,582
Capital One Financial	56,160	2,795,083
Citigroup	850,880e	3,982,118
Comerica	53,180	2,068,702
Genworth Financial, Cl. A	58,280e	771,044
Goldman Sachs Group	10,790	1,767,186
JPMorgan Chase & Co.	113,894	5,317,711
Lincoln National	50,520	1,602,494
Marsh & McLennan	35,650	1,085,186
MetLife	63,217	2,993,957
Moody's	17,320	552,508
Morgan Stanley	33,570	996,358
PNC Financial Services Group	11,060	682,402
Prudential Financial	16,320	1,074,346
SunTrust Banks	37,530	1,132,280
TD Ameritrade Holding	39,030	850,854
Wells Fargo & Co.	194,692	6,280,764
		43,475,178
Health Care--8.0%
Allscripts Healthcare Solutions	38,960e	831,796
Amgen	11,950e	613,393
Amylin Pharmaceuticals	55,470e	848,691
Baxter International	8,460	449,649
CIGNA	48,760	2,051,333
Covidien	28,191	1,450,427
Dendreon	12,380e	415,844
Gilead Sciences	20,120e	784,278
Human Genome Sciences	41,690e	1,043,501
McKesson	37,550	2,976,964
Merck & Co.	53,450	1,740,867
Pfizer	386,357	7,433,509
St. Jude Medical	12,120	580,306
Thermo Fisher Scientific	12,780e	713,380
UnitedHealth Group	30,280	1,289,322
Universal Health Services, Cl. B	10,920	499,153
Zimmer Holdings	20,700e	1,290,438
		25,012,851
Industrial--7.6%
Caterpillar	31,230	3,214,504
Cummins	9,980	1,009,178
Dover	48,343	3,106,038
Eaton	6,670	738,903
General Electric	292,630	6,121,820

Honeywell International	8,920	516,557
Hubbell, Cl. B	7,670	517,802
Ingersoll-Rand	32,120	1,455,036
Norfolk Southern	15,130	992,225
Owens Corning	14,540e	519,514
Pitney Bowes	39,690c	999,394
Textron	37,220c	1,008,290
Thomas & Betts	21,630e	1,198,086
Tyco International	15,155	687,128
Union Pacific	10,423	994,458
United Technologies	8,500	710,090
		23,789,023
Information Technology--9.2%
Alcatel-Lucent, ADR	186,250e	912,625
AOL	32,123e	670,407
Apple	12,381e	4,373,093
BMC Software	57,150e	2,828,925
Cisco Systems	26,200e	486,272
Corning	21,880	504,553
eBay	15,470e	518,322
EMC	41,560e	1,130,848
Google, Cl. A	3,180e	1,950,612
Informatica	18,070e	849,471
International Business Machines	21,660	3,506,321
Motorola Mobility Holdings	8,764e	264,673
Motorola Solutions	10,012e	386,864
NetApp	10,750e	555,345
Oracle	112,410	3,698,289
QUALCOMM	79,950	4,763,421
Teradata	28,210e	1,349,002
		28,749,043
Materials--1.6%
Air Products & Chemicals	5,370	494,040
Celanese, Ser. A	11,780	488,281
CF Industries Holdings	3,850	543,928
Dow Chemical	27,440	1,019,670
E.I. du Pont de Nemours & Co.	24,570	1,348,156
Freeport-McMoRan Copper & Gold	9,400	497,730
United States Steel	11,820c	679,532
		5,071,337
Telecommunication Services--.8%
AT&T	90,234	2,560,841

Utilities--1.3%
American Electric Power	16,180	578,920
Entergy	12,760	908,512
NextEra Energy	23,610	1,309,647
Public Service Enterprise Group	36,740	1,201,398
		3,998,477
Total Common Stocks
(cost $191,725,953)		215,666,312

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,798,000)	1,798,000[f]	1,798,000

Investment of Cash Collateral for
Securities Loaned--1.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $4,361,158)	4,361,158[f]	4,361,158

Total Investments (cost $290,509,563)	101.5%	317,203,557
Liabilities, Less Cash and Receivables	(1.5%)	(4,601,908)
Net Assets	100.0%	312,601,649

ADR - American Depository Receipts
GO - General Obligation

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, these securities had a value of $8,748,711 or 2.8% of net assets.
c	Security, or portion thereof, on loan. At February 28, 2011, the value of the fund's securities on loan was
$4,273,817 and the value of the collateral held by the fund was $4,361,158.
d	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e	Non-income producing security.
f	Investment in affiliated money market mutual fund.

At February 28, 2011, the aggregate cost of investment securities for income tax purposes was $290,509,563.

Net unrealized appreciation on investments was $26,693,994 of which $32,294,606 related to appreciated investment securities and $5,600,612 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Common Stocks	69.0
U.S. Government & Agencies	18.9
Corporate Bonds	7.4
Asset/Mortgage-Backed	3.4
Money Market Investments	2.0
Foreign/Governmental	.4
Municipal Bonds	.4
101.5

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Asset-Backed	-	4,381,738	-	4,381,738
Commercial Mortgage-Backed	-	6,372,813	-	6,372,813
Corporate Bonds+	-	23,009,525	-	23,009,525
Equity Securities - Domestic+	207,353,871	-	-	207,353,871
Equity Securities - Foreign+	6,644,071	-	-	6,644,071
Foreign Government	-	1,185,129	-	1,185,129
Municipal Bonds	-	1,148,657	-	1,148,657
Mutual Funds/Exchange Traded Funds	7,827,528	-	-	7,827,528
Residential Mortgage-Backed	-	131,168	-	131,168
U.S. Government Agencies/Mortgage-Backed	-	29,452,506	-	29,452,506
U.S. Treasury	-	29,696,551	-	29,696,551

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended February 28, 2011.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 26, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	April 26, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)